RELATED-PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of transactions with subsidiaries, jointly controlled entities, associates, exclusive funds and other related parties

		Consolidated
		12/31/2023				12/31/2022
		Subsidiaries and associates	Joint-ventures and Joint Operation	Other related parties	Total	Subsidiaries and associates	Joint-ventures and Joint Operation	Other related parties	Total
Assets
Current Assets
Investments	(1)			2,128,183	2,128,183			1,768,915	1,768,915
Trade receivables (note 6)	(2)	34,441	2,658	131,268	168,367	48,236	1,182	59,716	109,134
Dividends (note 9)	(3)		185,178		185,178		77,377		77,377
Loans (note 9)	(4)		5,316		5,316		5,383		5,383
Other receivables (note 9)			6,480	1,829	8,309	30		1,828	1,858
		34,441	199,632	2,261,280	2,495,353	48,266	83,942	1,830,459	1,962,667
Non-current Assets
Investments	(1)			111,350	111,350			140,510	140,510
Loans (note 9)	(4)	3,732	1,655,680		1,659,412	3,678	1,381,095		1,384,773
Actuarial asset (note 9)				39,530	39,530			35,477	35,477
Other receivables (note 9)	(5)		1,792,579		1,792,579		1,484,759		1,484,759
		3,732	3,448,259	150,880	3,602,871	3,678	2,865,854	175,987	3,045,519
		38,173	3,647,891	2,412,160	6,098,224	51,944	2,949,796	2,006,446	5,008,186

Liabilities
Current Liabilities
Trade payables			140,579	35,435	176,014		93,115	37,448	130,563
Accounts payable (note 22 b)		46	22,378		22,424		23,555	24,134	47,689
Provision for consumption(note 22 b)			7,227		7,227		61,398		61,398
		46	170,184	35,435	205,665		178,068	61,582	239,650
Non-current Liabilities
Accounts payable			38,058		38,058		53,356		53,356
			38,058		38,058		53,356		53,356
		46	208,242	35,435	243,723		231,424	61,582	293,006

		Consolidated
		12/31/2023				12/31/2022
		Subsidiaries and associates	Joint-ventures and Joint Operation	Other related parties	Total	Subsidiaries and associates	Joint-ventures and Joint Operation	Other related parties	Total
P&L
Sales		206,158	21,663	1,769,915	1,997,736	234,150	34,924	2,442,586	2,711,660
Cost and expenses		(2,581)	(2,135,810)	(301,503)	(2,439,894)	(66)	(1,538,194)	(216,110)	(1,754,370)
Financial income (expenses)
Interest (note 27)			178,448	38,452	216,900		144,355	29,828	174,183
Exchange rate variations andmonetary, net				(58,837)	(58,837)			(13,584)	(13,584)
Financial investments	(1)			308,309	308,309			(1,198,164)	(1,198,164)
Other operating income and expenses			(8,893)		(8,893)
		203,577	(1,944,592)	1,756,336	15,321	234,084	(1,358,915)	1,044,556	(80,275)

Consolidated Information:

(1)	Financial investments: Refers mainly to investments in Usiminas shares, cash and cash equivalents and Bonds with Banco Fibra and government bonds and CDBs with the exclusive funds.

(2)	Accounts receivables: Refers mainly to sales transactions of steel products from the Company to related parties.

(3)	Dividends receivable: In the Consolidated, it refers to dividends from MRS Logística in the amount of R$106,747 on December 31, 2023 (R$77,377 on December 31, 2022).

(4)	Loans (Assets): Long term: refers mainly to loan agreements with Transnordestina Logística R$1,646,264 (R$1,384,773 as of December 31, 2022) with an average rate of 125.0% to 130.0% of CDI.

(5)	Others (Assets): refers advance for future capital increase with Transnordestina Logística S.A. of R$1,792,579 as of December 31, 2023 (R$1,484,759 as of December 31, 2022).

(6)	Borrowings (Liabilities): Foreign currency: In the Parent Company these are intercompany contracts amounting to R$9.409,992 as of December 31, 2023 ((R$ 10,027,851 as of December 31, 2022).

Schedule of key management personnel

	12/31/2023	12/31/2022	12/31/2021
	P&L
Short-term benefits for employees and officers	62,478	52,001	46,747
Post-employment benefits	450	266	192
	62,928	52,267	46,939

Schedule of guarantees

	Currency	Maturities	Borrowings		Tax foreclosure		Others		Total
			12/31/2023	12/31/2022	12/31/2023	12/31/2022	12/31/2023	12/31/2022	12/31/2023	12/31/2022
Transnordestina Logísitca	R$	Up to 09/19/2056 and Indefinite	3,695,183	2,096,291	10,029	9,365	4,235	3,853	3,709,447	2,109,509
Group subsidiaries	R$	Up to 12/21/2024 and indefinite	1,903,235			197	131,920	2,163	2,035,155	2,360
CSN Mineração	R$	Up to 12/21/2024		540,946						540,946
Total in R$			5,598,418	2,637,237	10,029	9,562	136,155	6,016	5,744,602	2,652,815

CSN Inova Ventures	US$	01/28/2028	1,300,000	1,300,000					1,300,000	1,300,000
CSN Resources	US$	Up to 04/17/2026	1,530,000	1,150,000					1,530,000	1,150,000

CSN Cimentos	US$	Indefinite	115,000	115,000					115,000	115,000

Total in US$			2,945,000	2,565,000					2,945,000	2,565,000

Lusosider Aços Planos	EUR	Indefinite					75,000	75,000	75,000	75,000
Total in EUR							75,000	75,000	75,000	75,000
Total in R$			14,257,629	13,867,929			401,370	396,780	14,658,999	14,264,709
			19,856,047	16,505,166	10,029	9,562	537,525	402,796	20,403,601	16,917,524